Fair Values of Financial Instruments (Carrying Values and Estimated Fair Values of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 1,240	$ 1,045
Interest receivable	4,063	4,997
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	35,133	117,087
Securities available for sale	1,240	1,045
Securities held to maturity	164,648	206,965
Loans held for sale	1,602	5,856
Loans receivable	922,301	840,763
FHLB of New York stock	7,698	7,498
Interest receivable	4,063	4,997
Deposits	940,786	977,623
FHLB Borrowings	131,124	129,531
Interest payable	789	813
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	35,133	117,087
Securities available for sale	1,240	1,045
Securities held to maturity	171,603	213,903
Loans held for sale	1,637	6,020
Loans receivable	975,835	890,215
FHLB of New York stock	7,698	7,498
Interest receivable	4,063	4,997
Deposits	944,960	982,500
FHLB Borrowings	144,211	141,108
Interest payable	789	813
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	35,133
Securities available for sale	1,240	1,045
Deposits	527,318
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities held to maturity	171,603
Loans held for sale	1,637
FHLB of New York stock	7,698
Interest receivable	4,063
Deposits	417,642
FHLB Borrowings	144,211
Interest payable	789
(Level 3) Significant Unobservable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable	$ 975,835